UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2007

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             NOTTINGHAM ADVISORS INC.
ADDRESS:          500 ESSJAY RD. SUITE 220
                  WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

KATHY STROHMEYER                WILLIAMSVILLE, NY              09/30/07
------------------              -----------------             ----------
[Signature]                       [City, State]                 [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      89

Form 13F Information Table Value Total:    $231601
                                         (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]




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           NOTTINGHAM ADVISORS
                FORM 13F
             SEPTEMBER 30, 2007
                                                                                                               VOTING AUTHORITY
                                  TITLE OF                VALUE   SHARES/   SH/  PUT/ INVSTMT   OTHER
NAME OF ISSUER                     CLASS      CUSIP     (X$1000)  PRN AMT   PRN  CALL DSCRETN   MANAGERS     SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Advantexcel.com Comm Corp.          COM     00758X101     0        10000     SH        Sole                   10000
America Movil ADR                   COM     02364W105     2423     37867     SH        Sole                   37867
American Express Co.                COM     025816109     2802     47192     SH        Sole                   47192
Amgen Inc.                          COM     031162100     2293     40529     SH        Sole                   40529
AngioDynamics Inc.                  COM     03475V101     1594     84561     SH        Sole                   84561
Apple Computer                      COM     037833100     2350     15312     SH        Sole                   15312
Bankamerica Corp.                   COM     060505104     1386     27580     SH        Sole                   27580
Bed Bath & Beyond Inc.              COM     075896100     588      17232     SH        Sole                   17232
Berkshire Hathaway Inc. Cl B        COM     084670207     229      58        SH        Sole                   58
Biosensors International Group      COM     G11325100     62       125000    SH        Sole                   125000
Boston Scientific Corp.             COM     101137107     397      28442     SH        Sole                   28442
Burlington Northern Santa Fe        COM     12189T104     2646     32603     SH        Sole                   32603
Cameco Corp.                        COM     13321L108     2659     57495     SH        Sole                   57495
Cisco Systems Inc.                  COM     17275R102     3570     107774    SH        Sole                   107774
Citigroup Inc.                      COM     172967101     2494     53436     SH        Sole                   53436
Conocophillips                      COM     20825C104     2766     31513     SH        Sole                   31513
EBay Inc.                           COM     278642103     1407     36070     SH        Sole                   36070
Exxon Mobil Corp.                   COM     30231G102     856      9253      SH        Sole                   9253
Genentech Inc.                      COM     368710406     2573     32985     SH        Sole                   32985
General Electric Co.                COM     369604103     3950     95408     SH        Sole                   95408
Hansen Medical Inc.                 COM     411307101     447      16500     SH        Sole                   16500
ICICI Bank Ltd.                     COM     45104G104     2770     52550     SH        Sole                   52550
International Business Machine      COM     459200101     214      1816      SH        Sole                   1816
Johnson & Johnson                   COM     478160104     2770     42164     SH        Sole                   42164
Joy Global Inc.                     COM     481165108     2393     47055     SH        Sole                   47055
M&T Bank Corp.                      COM     55261F104     580      5610      SH        Sole                   5610
Marriott Intl. Inc.                 COM     571903202     1528     35160     SH        Sole                   35160
Medco Health Solutions, Inc.        COM     58405U102     1813     20062     SH        Sole                   20062
Medtronic Inc.                      COM     585055106     760      13464     SH        Sole                   13464
Microsoft Inc.                      COM     594918104     562      19070     SH        Sole                   19070
Minrad International Inc.           COM     60443P103     110      22875     SH        Sole                   22875
Motorola Inc.                       COM     620076109     1913     103222    SH        Sole                   103222
NuVasive Inc.                       COM     670704105     949      26425     SH        Sole                   26425
Procter & Gamble                    COM     742718109     3052     43392     SH        Sole                   43392
Qualcomm Inc.                       COM     747525103     2444     57832     SH        Sole                   57832
Royal Dutch Shell PLC ADR Cl A      COM     780259206     210      2550      SH        Sole                   2550
Schlumberger Ltd.                   COM     806857108     220      2096      SH        Sole                   2096
Synergetics USA Inc.                COM     87160G107     364      94271     SH        Sole                   94271
Texas Instruments Inc.              COM     882508104     3218     87957     SH        Sole                   87957
United Technologies Corp.           COM     913017109     3470     43115     SH        Sole                   43115
Valero Energy Corp.                 COM     91913Y100     2831     42139     SH        Sole                   42139
Walgreen Co.                        COM     931422109     1512     32003     SH        Sole                   32003
Waste Management Inc.               COM     94106L109     2230     59090     SH        Sole                   59090
Wellpoint Inc.                      COM     94973V107     1818     23035     SH        Sole                   23035
Consumer Staples Select Sector              81369Y308     692      24740     SH        Sole                   24740
Emerging Markets Telecomm Fund              290890102     227      9620      SH        Sole                   9620
PowerShares FTSE RAFI U.S. 100              73935X583     17362    282038    SH        Sole                   282038
PowerShares QQQ Nasdaq 100                  73935A104     227      4421      SH        Sole                   4421
Powershares Dynamic Industrial              73935x369     263      8300      SH        Sole                   8300
Powershares Global Water Portf              73935X575     4014     188016    SH        Sole                   188016
Powershares High Yield Eq Dvd               73935X302     271      18325     SH        Sole                   18325
S & P Mid-Cap 400 Dep Rcpts                 595635103     18642    115897    SH        Sole                   115897
SPDR FTSE/Macquarie Global Inf              78463X855     5852     101175    SH        Sole                   101175
Technology Select Sector SPDR               81369Y803     3991     147978    SH        Sole                   147978
UltraShort Russell 2000 ProSha              74347R834     356      5400      SH        Sole                   5400
Utilities Select Sector SPDR                81369Y886     456      11450     SH        Sole                   11450
Vanguard Emerging Markets ETF               922042858     2147     20687     SH        Sole                   20687
Vanguard Mid-Cap VIPERS ETF                 922908629     426      5346      SH        Sole                   5346
WisdomTree DIEFA Fund                       97717W703     204      2865      SH        Sole                   2865
WisdomTree Int'l LargeCap Divi              97717W794     9907     141119    SH        Sole                   141119
WisdomTree Int'l MidCap Divide              97717W778     651      9050      SH        Sole                   9050
WisdomTree International Top 1              97717W786     529      7250      SH        Sole                   7250
iShares DJ Select Dividend Ind              464287168     442      6375      SH        Sole                   6375
iShares DJ US Healthcare Provi              464288828     356      6040      SH        Sole                   6040
iShares Goldman Sachs Nat Reso              464287374     269      2087      SH        Sole                   2087
iShares MSCI Australia Index F              464286103     991      31165     SH        Sole                   31165
iShares MSCI Canada Index                   464286509     4011     122535    SH        Sole                   122535
iShares MSCI EAFE Index                     464287465     21734    263156    SH        Sole                   263156
iShares MSCI EAFE Value Index               464288877     369      4725      SH        Sole                   4725
iShares MSCI Emerging Markets               464287234     6664     44589     SH        Sole                   44589
iShares Russell 1000 Growth In              464287614     19385    314025    SH        Sole                   314025
iShares Russell 1000 Value Ind              464287598     11001    127996    SH        Sole                   127996
iShares Russell 2000 Growth In              464287648     485      5693      SH        Sole                   5693
iShares Russell 2000 Value Ind              464287630     475      6178      SH        Sole                   6178
iShares Russell Midcap Growth               464287481     836      7203      SH        Sole                   7203
iShares Russell Midcap Value I              464287473     853      5636      SH        Sole                   5636
iShares S&P 100 Index Fund                  464287101     557      7780      SH        Sole                   7780
iShares S&P 500 Barra Growth I              464287309     326      4580      SH        Sole                   4580
iShares S&P Global Healthcare               464287325     4119     68888     SH        Sole                   68888
iShares S&P Midcap 400 Index                464287507     279      3165      SH        Sole                   3165
iShares S&P Small Cap 600 Inde              464287804     11395    163416    SH        Sole                   163416
AT & T                                      00206R102     339      8011      SH        Sole                   8011
Boston Scientific Corp.                     101137107     269      19295     SH        Sole                   19295
Community Bank N.A.                         203607106     3697     189400    SH        Sole                   189400
Converge Global                             21247K104     0        10000     SH        Sole                   10000
Exxon Mobil Corp.                           30231G102     324      3501      SH        Sole                   3501
General Electric Co.                        369604103     754      18218     SH        Sole                   18218
Johnson & Johnson                           478160104     230      3500      SH        Sole                   3500
Uvumobile Inc                               918171109     2        10300     SH        Sole                   10300
REPORT SUMMARY       89   DATA RECORDS               231601                  0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
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